Franchise arrangements (Schedule of Revenues from Franchised Restaurants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Rent	$ 148,094	$ 155,405	$ 123,311
Total	3,081,571	3,319,525	2,928,630
Initial fees paid to McDonald's Corporation	1,323	1,417	1,588
Royalty fees paid to McDonald's Corporation	57,733	64,806	50,839
Franchise
Disaggregation of Revenue [Line Items]
Total	148,962	157,269	125,296
Revenues	148,962	157,269	125,296
Franchise, Initial Fees
Disaggregation of Revenue [Line Items]
Total	195	1,205	1,386
Franchise, Royalty Fees
Disaggregation of Revenue [Line Items]
Total	$ 673	$ 659	$ 599